UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21489

AVIEMORE FUNDS
(Exact name of registrant as specified in charter)

20 Phelps Rd., Old Chatham, NY          12136
(Address of principal executive offices) (Zip code)

Paul Michael Frank

20 Phelps Rd., Old Chatham, NY 12136

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880

Date of fiscal year end: April 30

Date of reporting period: October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Aviemore Fund

SEMI-ANNUAL REPORT

October 31, 2007

Aviemore Fund

PERFORMANCE INFORMATION

October 31, 2007 NAV $11.77

Average annual total returns for the periods ended October 31, 2007.

                      Since

                                                            1 Year(A)            3 Year(A)                Inception(A)

Aviemore Fund

              3.30%

               7.40%

                                   6.66%

Standard & Poor’s 500 Index(B)

14.56%

 13.16%                     12.08%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Aviemore Fund was May 3, 2004.

(B) The S&P 500 Index is a broad market-weighted average index dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-9136.

2007 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting (Unaudited)

Aviemore Asset Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.aviemorefund.com and is also available without charge, upon request, by calling our toll free number (1-800-239-9136). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-239-9136). This information is also available on the Securities and Exchange Commission’s website at http:www.sec.gov.

Expense Example (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on April 30, 2007 and held through October 31, 2007.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

          Expenses Paid

                    Beginning                   Ending                 During the Period*

                                                     Account Value         Account Value             April 30, 2007 to

                                          April 30, 2007       October 31, 2007          October 31, 2007

Actual                                   $1,000.00                 $1,024.37                          $8.91

Hypothetical                          $1,000.00                 $1,016.34                          $8.87

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2007 Semi-Annual Report  2

Aviemore Fund

	Schedule of Investments
	October 31, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS, CLOSED-END FUNDS AND COMMON STOCKS

Exchange Traded Funds
5,000	CurrencyShares Euro Trust	$ 727,150
100,000	iShares MSCI Hong Kong Index	2,392,000
20,000	iShares Nasdaq Biotechnology	1,735,600
5,000	Oil Services HOLDRs *	950,500
10,000	PowerShares QQQ	550,300
25,000	streetTRACKS Gold Shares *	1,967,000
5,000	Ultra Dow30 ProShares	492,400
		8,814,950	88.25%

CLOSED-END FUNDS

66,000	Morgan Stanley High Yield Fund Inc.	376,860	3.77%

COMMON STOCK

National Commercial Banks
25	Kinderhook Bank Corp.	921	0.01%

Total for Exchange Traded Funds and Common Stocks		9,192,731	92.03%
	(Cost $8,628,408)

Cash Equivalents
1,279,024	First American Treasury Obligation Fund Cl Y 4.32% **	1,279,024	12.80%
	(Cost $1,279,024)

	Total Investments	10,471,755	104.83%
	(Cost $9,907,432)

	Liabilities in Excess of Other Assets	(482,723)	-4.83%

	Net Assets	$ 9,989,032	100.00%

* Non-Income Producing Securities.

** Variable Rate Security; The Yield Rate shown represents the rate at October 31, 2007.

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  3

Aviemore Fund

Statement of Assets and Liabilities (Unaudited)
October 31, 2007

Assets:
Investment Securities at Market Value	$ 10,471,755
(Identified Cost - $9,907,432)
Receivables:
Dividends and Interest	6,034
Total Assets	10,477,789
Liabilities:
Payable for Securities Purchased	473,642
Management Fees Payable	15,115
Total Liabilities	488,757
Net Assets	$ 9,989,032
Net Assets Consist of:
Paid In Capital	9,398,535
Accumulated Net Investment Income	46,764
Realized Loss on Investments - Net	(20,590)
Unrealized Appreciation in Value
of Investments Based on Identified Cost	564,323
Net Assets, for 849,041 Shares Outstanding	$ 9,989,032
(Unlimited number of shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($9,989,032/849,041 shares)	$ 11.77

Statement of Operations (Unaudited)
For the six months ended October 31, 2007

Investment Income:
Dividends	$ 64,122
Interest	39,187
Total Investment Income	103,309
Expenses:
Management Fees (Note 3)	88,012
Total Expenses	88,012

Net Investment Income (Loss)	15,297

Realized and Unrealized Gain on Investments:
Realized Gain (Loss) on Investments	194,178
Net Change In Unrealized Appreciation on Investments	(17,336)
Net Realized and Unrealized Gain on Investments	176,842

Net Increase in Net Assets from Operations	$ 192,139

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  4

Aviemore Fund

Statement of Changes in Net Assets	(Unaudited)
	5/1/2007	5/1/2006
	to	to
	10/31/2007	4/30/2007
From Operations:
Net Investment Income (Loss)	$ 15,297	$ 57,741
Net Realized Gain (Loss) on Investments	194,178	(145,415)
Net Change In Unrealized Appreciation	(17,336)	296,837
Increase (Decrease) in Net Assets from Operations	192,139	209,163
From Distributions to Shareholders:
Net Investment Income	0	(26,274)
Net Realized Gain from Security Transactions	0	(202,761)
Change in Net Assets from Distributions	0	(229,035)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,346,799	5,444,247
Shares Issued on Reinvestment of Dividends	0	229,035
Cost of Shares Redeemed	(1,246,088)	(369,931)
Net Increase (Decrease) from Shareholder Activity	1,100,711	5,303,351

Net Increase in Net Assets	1,292,850	5,283,479

Net Assets at Beginning of Period	8,696,182	3,412,703
Net Assets at End of Period (Including Accumulated Undistributed	$ 9,989,032	$ 8,696,182
Net Investment Income of $46,764 and $31,467, respectively)

Share Transactions:
Issued	202,273	473,492
Reinvested	0	20,215
Redeemed	(110,113)	(31,957)
Net Increase (Decrease) in Shares	92,160	461,750
Shares Outstanding, Beginning of Period	756,881	295,131
Shares Outstanding, End of Period	849,041	756,881

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	5/1/2007		5/1/2006	5/1/2005	5/3/2004(a)
	to		to	to	to
	10/31/2007		4/30/2007	4/30/2006	4/30/2005
Net Asset Value -
Beginning of Period	$ 11.49		$ 11.56	$ 9.88	$ 10.00
Net Investment Income/(Loss) (b) (e)	0.02		0.13	(0.04)	0.01
Net Gains or Losses on Securities
(realized and unrealized)	0.26		0.46	1.79	(0.13)
Total from Investment Operations	0.28		0.59	1.75	(0.12)

Distributions (From Net Investment Income)	0.00		(0.07)	(0.07)	0.00
Distributions (From Capital Gains)	0.00		(0.59)	0.00	0.00
Total Distributions	0.00		(0.66)	(0.07)	0.00

Net Asset Value -
End of Period	$ 11.77		$ 11.49	$ 11.56	$ 9.88

Total Return	2.44%	(c)	5.21%	17.74%	(1.20)%	(c)

Ratios/Supplemental Data

Net Assets - End of Period (Thousands)	9,989		8,696	3,413	3,078

Ratio of Expenses to Average Net Assets (f)	1.75%	(d)	1.75%	1.75%	1.75%	(d)
Ratio of Net Income to Average Net Assets	0.30%	(d)	1.18%	-0.33%	0.08%	(d)

Portfolio Turnover Rate	276.75%	(c)	404.77%	385.26%	772.71%

(a) Commencement of Operations.
(b) Per share amounts were calculated using the average shares method.
(c) Not Annualized. (d) Annualized.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  5

NOTES TO FINANCIAL STATEMENTS

AVIEMORE FUND

October 31, 2007

UNAUDITED

1.) ORGANIZATION

Aviemore Fund (the "Fund") is a non-diversified series of the Aviemore Funds (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on January 2, 2004, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. The Fund commenced operations on May 3, 2004.  The Fund’s investment adviser is Aviemore Asset Management, Inc. (the “Adviser”). The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of October 31, 2007, the Fund does not believe that the adoption of SFAS

2007 Semi-Annual Report  6

Notes to the Financial Statements  (Unaudited) - continued

No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, these positions have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund has evaluatied its current tax positions and does not believe the adoption of FIN 48 has an impact on the Fund’s financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

OTHER:  The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into a management agreement (the "Agreement") with the Adviser. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing assets of the Fund. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management  fee of 1.75% of the average daily net assets of the Fund. For the six month period ended October 31, 2007, the Adviser earned management fees totaling $88,012 of which $15,115 was still due to the Adviser at October 31, 2007.

4.) INVESTMENT TRANSACTIONS

For the six month period ended October 31, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $23,432,626 and $22,925,002, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at October 31, 2007 was $9,907,432. At October 31, 2007, the composition of unrealized appreciation (the excess

2007 Semi-Annual Report  7

Notes to the Financial Statements  (Unaudited) - continued

of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                  (Depreciation)

                 Net Appreciation (Depreciation)

  $593,326                        ($29,003)                                         $564,323

5.) RELATED PARTY TRANSACTIONS

Paul Michael Frank is the control person of the Adviser and also serves as a trustee and officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

The Trustees who are not interested persons of the Fund received $1,750 in Trustee fees, in aggregate, from the Adviser for the six month period ended October 31, 2007.

6.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares. Paid in Capital at October 31, 2007 was $9,398,535, representing 849,041 shares outstanding.

7.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the six month period ended October 31, 2007.

The tax character of distributions for the six month period ended October 31, 2007 and  the fiscal year ended April 30, 2007 was as follows:

                                  Six Months ended                          Year ended

                                   October 31, 2007                        April 30, 2007

Ordinary Income                                         $            0                                $  26,274

Short-term Capital Gain                                            0                                   188,310

Long-term Capital Gain                                             0                                    14,451

                                         $            0                                $229,035

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2007, Charles Schwab & Co., for the benefit of its customers held, in aggregate, 41.84% of the Fund shares and thus may be deemed to control the Fund.

2007 Semi-Annual Report  8

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2007 Semi-Annual Report  9

Board of Trustees

Paul Michael Frank

Sophie DeVennish Sisler

Sharyn Finkelstein

Investment Adviser

Aviemore Asset Management, LLC

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Registered

Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Aviemore Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aviemore Funds

By: /s/ Paul Michael Frank

Paul Michael Frank

President

Date:         1/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul Michael Frank

Paul Michael Frank

President

Date:         1/3/08

By: /s/ Paul Michael Frank

Paul Michael Frank

Chief Financial Officer

Date:         1/3/08